FINANCIAL INSTRUMENTS (Schedule of fair value measurements of financial liabilities) (Details) - USD ($)	Jan. 31, 2022	Jan. 31, 2021
Conversion features of convertible promissory notes [Member]
Financial Liabilities Fair Value Disclosure [Abstract]
Financial liabilities	$ 0	$ 485,157
Conversion features of convertible promissory notes [Member] | Fair Value, Inputs, Level 1 [Member]
Financial Liabilities Fair Value Disclosure [Abstract]
Financial liabilities	0	0
Conversion features of convertible promissory notes [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Liabilities Fair Value Disclosure [Abstract]
Financial liabilities	0	0
Conversion features of convertible promissory notes [Member] | Fair Value, Inputs, Level 3 [Member]
Financial Liabilities Fair Value Disclosure [Abstract]
Financial liabilities	0	485,157
Earn out shares [Member]
Financial Liabilities Fair Value Disclosure [Abstract]
Financial liabilities	1,006,368	9,273,970
Earn out shares [Member] | Fair Value, Inputs, Level 1 [Member]
Financial Liabilities Fair Value Disclosure [Abstract]
Financial liabilities	0	0
Earn out shares [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Liabilities Fair Value Disclosure [Abstract]
Financial liabilities	0	0
Earn out shares [Member] | Fair Value, Inputs, Level 3 [Member]
Financial Liabilities Fair Value Disclosure [Abstract]
Financial liabilities	$ 1,006,368	$ 9,273,970